INCOME TAXES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Net operating loss carry forward	$ 137,040
PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
PRC statutory tax rate	25.00%
AM Technology [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
Xi'an AirMedia Chuangyi Technology Co., Ltd. ("Xi'an AM") [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Tax exempt period	2 years
Preferential tax rate	15.00%	15.00%	15.00%	12.50%	12.50%	12.50%